Form N-1A Cover	Sep. 15, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 15, 2025
Prospectus Date	Jun. 20, 2025